Goodwill (Tables)	9 Months Ended
Sep. 30, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Changes in Carrying Amount of Goodwill	The changes in the carrying amount of goodwill were as follows:

Balance at December 31, 2019	$421.3
Measurement period adjustment (Note 2)	0.7

Balance at September 30, 2020	$422.0